Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Columbia Integrated Large Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund
Class Name	Class A
Trading Symbol	ILGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 79	0.72%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer staples, real estate and materials sectors and a larger allocation to the utilities sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Apple Inc., the leading manufacturer of smartphones, PCs and wearables; DoorDash, Inc., operator of a food delivery and logistics platform; semiconductor giant Broadcom Inc.; Arista Networks, a cloud networking solutions provider; and health care company Merck & Co., were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, financials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weighting in the health care sector and smaller allocations to the communication services and information technology sectors detracted.
Individual holdings
| Fund positions in UnitedHealth Group, a health care insurance provider; Adobe Inc., a provider of digital marketing and media solutions; Vertex Pharmaceuticals, a global biotechnology company; and underweights to the strong performing Tesla, Inc. and Palantir Technologies, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges) (a)	19.30	15.21	16.02
Class A (including sales charges) (a)	12.42	13.85	15.34
Russell 1000 ® Growth Index	22.58	15.25	17.92
Russell 1000 ® Index	16.24	14.34	14.33
(a)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 215,141,311
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,757,595
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 215,141,311
Total number of portfolio holdings	65
Management services fees (represents 0.75% of Fund average net assets)	$ 1,757,595
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.8%
Alphabet, Inc., Class C	3.7%
MasterCard, Inc., Class A	3.1%
Tesla, Inc.	2.3%
ServiceNow, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.8%
Alphabet, Inc., Class C	3.7%
MasterCard, Inc., Class A	3.1%
Tesla, Inc.	2.3%
ServiceNow, Inc.	1.9%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
At a meeting held on
September 5, 2025
, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Integrated Large Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	ILGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 59	0.54%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer staples, real estate and materials sectors and a larger allocation to the utilities sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Apple Inc., the leading manufacturer of smartphones, PCs and wearables; DoorDash, Inc., operator of a food delivery and logistics platform; semiconductor giant Broadcom Inc.; Arista Networks, a cloud networking solutions provider; and health care company Merck & Co., were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, financials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weighting in the health care sector and smaller allocations to the communication services and information technology sectors detracted.
Individual holdings
| Fund positions in UnitedHealth Group, a health care insurance provider; Adobe Inc., a provider of digital marketing and media solutions; Vertex Pharmaceuticals, a global biotechnology company; and underweights to the strong performing Tesla, Inc. and Palantir Technologies, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b)	19.56	15.44	16.28
Russell 1000 ® Growth Index	22.58	15.25	17.92
Russell 1000 ® Index	16.24	14.34	14.33
(a)
The returns shown for periods prior to January 26, 2022 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 215,141,311
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,757,595
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 215,141,311
Total number of portfolio holdings	65
Management services fees (represents 0.75% of Fund average net assets)	$ 1,757,595
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.8%
Alphabet, Inc., Class C	3.7%
MasterCard, Inc., Class A	3.1%
Tesla, Inc.	2.3%
ServiceNow, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.8%
Alphabet, Inc., Class C	3.7%
MasterCard, Inc., Class A	3.1%
Tesla, Inc.	2.3%
ServiceNow, Inc.	1.9%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature
Columbia Integrated Large Cap Growth Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Integrated Large Cap Growth Fund
Class Name	Institutional 3 Class
Trading Symbol	ILGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Integrated Large Cap Growth Fund (the Fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that are planned or have occurred since the beginning of the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 47	0.43%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer discretionary and industrials sectors boosted the Fund’s results most during the annual period.
Allocations
| Smaller allocations to the consumer staples, real estate and materials sectors and a larger allocation to the utilities sector buoyed Fund results during the annual period.
Individual holdings
| Positions in Apple Inc., the leading manufacturer of smartphones, PCs and wearables; DoorDash, Inc., operator of a food delivery and logistics platform; semiconductor giant Broadcom Inc.; Arista Networks, a cloud networking solutions provider; and health care company Merck & Co., were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection

I

Selections in the information technology, financials and communication services sectors hurt the Fund’s results during the annual period.
Allocations
| Larger weighting in the health care sector and smaller allocations to the communication services and information technology sectors detracted.
Individual holdings
| Fund positions in UnitedHealth Group, a health care insurance provider; Adobe Inc., a provider of digital marketing and media solutions; Vertex Pharmaceuticals, a global biotechnology company; and underweights to the strong performing Tesla, Inc. and Palantir Technologies, were among the top detractors during the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a),(b)	19.64	15.57	16.44
Russell 1000 ® Growth Index	22.58	15.25	17.92
Russell 1000 ® Index	16.24	14.34	14.33
(a)
The returns shown for periods prior to December 28, 2015 (including Since Fund Inception returns, if shown) include the returns of Advisor Class. Advisor Class shares were offered prior to the Fund's Institutional 3 Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Previous Investment Adviser [Text Block]	The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Large-Cap Growth Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp. (BMO AM) and had the same investment objective and a substantially identical investment strategy to the Fund.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 215,141,311
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 1,757,595
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 215,141,311
Total number of portfolio holdings	65
Management services fees (represents 0.75% of Fund average net assets)	$ 1,757,595
Portfolio turnover for the reporting period	44%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.8%
Alphabet, Inc., Class C	3.7%
MasterCard, Inc., Class A	3.1%
Tesla, Inc.	2.3%
ServiceNow, Inc.	1.9%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	10.7%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Broadcom, Inc.	5.6%
Amazon.com, Inc.	5.2%
Meta Platforms, Inc., Class A	4.8%
Alphabet, Inc., Class C	3.7%
MasterCard, Inc., Class A	3.1%
Tesla, Inc.	2.3%
ServiceNow, Inc.	1.9%

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
At a meeting held on September 5, 2025, the Board of Trustees of Columbia Funds Series Trust II approved an Agreement and Plan of Reorganization pursuant to which the Fund will transfer all of its assets and liabilities to Columbia Large Cap Growth ETF (the Acquiring Fund) in exchange for shares of the Acquiring Fund (the Reorganization). The Reorganization does not require shareholder approval and is expected to close in the first quarter of 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.

Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature